[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

(Showing Percentage of Total Value of Investments)
First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)		Value (000)
Debt Instruments (94.6%)
Brazil (16.1%)
Sovereign (16.1%)
Brazil Notas do Tesouro Nacional,
10.00%, 7/1/10	BRL	109,030	$46,646
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14		359,247	139,870
			186,516
Colombia (3.7%)
Sovereign (3.7%)
Jupiter, S.p.V., Colombian Peso Linked Bonds,
13.50%, 9/15/14		$75,000	43,301
Hungary (6.7%)
Sovereign (6.7%)
Republic of Hungary,
6.25%, 8/24/10	HUF	4,665,130	18,921
6.75%, 2/24/17		10,896,620	39,351
7.25%, 6/12/12		4,776,500	18,773
			77,045
Indonesia (10.8%)
Corporate (0.7%)
Pindo Deli Finance Mauritius,
Tranche A, 3.18%, 4/28/15(a)(b)		$1,390	772
Tranche A, 3.18%, 4/28/15(a)		137	76
Tranche B, 3.18%, 4/28/18(a)(b)		8,336	2,126
Tranche C, Zero Coupon, 4/28/25(a)(b)		2,227	122
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 3.15%, 4/28/15(a)(b)		4,152	2,304
Tranche A, 3.18%, 4/28/15(a)		627	348
Tranche B, 3.15%, 4/28/18(a)(b)		9,360	2,387
Tranche C, Zero Coupon, 4/28/27(a)(b)		998	55
			8,190
Sovereign (10.1%)
Barclays Bank plc, Indonesian Government Bond Linked Notes,
10.00%, 7/17/17	IDR	750,000,000	60,278
Citigroup, Inc., Indonesian Indexed Credit Linked Unsecured Notes,
Zero Coupon, 7/19/17		$28,828	19,730
Credit Suisse, Republic of Indonesia Government Bonds Credit Linked Notes,
10.00%, 7/15/17	IDR	154,683,530	12,432
JPMorgan Chase & Co., London, Indonesian Treasury Bill Linked Notes,
10.00%, 7/15/17		192,525,000	15,476
Republic of Indonesia,
6.88%, 1/17/18		$5,000	3,925
6.88%, 1/17/18 (b)		7,000	5,495
			117,336
			125,526
Malaysia (6.8%)
Sovereign (6.8%)
Government of Malaysia,
3.72%, 6/15/12	MYR	105,000	30,074
3.83%, 9/28/11		169,720	48,500
			78,574
Mexico (18.8%)
Sovereign (18.8%)
Mexican Bonos,
7.75%, 12/14/17	MXN	1,561,924	109,247
8.00%, 12/17/15		101,200	7,168
9.50%, 12/18/14		360,000	27,403
10.00%, 11/20/36		620,000	52,600
United Mexican States,
5.95%, 3/19/19		$22,184	21,696
			218,114
Multi-Country (1.5%)
Sovereign (1.5%)
Standard Bank plc, African Currency Basket Linked Bonds,
11.30%, 5/15/09		21,400	17,610
South Africa (2.7%)
Sovereign (2.7%)
Republic of South Africa,
7.38%, 4/25/12		30,000	30,900
South Korea (3.4%)
Sovereign (3.4%)
Export-Import Bank of Korea,
4.50%, 8/12/09		20,000	19,913
Korea Development Bank,
4.75%, 7/20/09		14,500	14,394
5.30%, 1/17/13		5,000	4,548
			38,855
Thailand (6.5%)
Sovereign (6.5%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	1,597,940	49,274
5.25%, 7/13/13		795,100	25,549
			74,823
Turkey (14.4%)
Sovereign (14.4%)
Republic of Turkey,
Zero Coupon, 8/5/09 - 6/23/10	TRY	292,424	151,671
16.00%, 3/7/12		24,060	14,671
			166,342
Venezuela (3.2%)
Sovereign (3.2%)
Republic of Venezuela,
9.25%, 5/7/28		$64,500	29,799
9.38%, 1/13/34		7,500	3,563
10.75%, 9/19/13		5,000	3,400
			36,762
Total Debt Instruments (Cost $1,332,022)			1,094,368
Loans (2.8%)
Colombia (1.0%)
Corporate (1.0%)
MFI WWB Cali,
12.50%, 2/28/11 (c)(d)	COP	15,103,760	6,201
MFI WWB Popoyan,
12.50%, 2/28/11 (c)(d)		13,215,790	5,426
			11,627
Kazakhstan (0.6%)
Corporate (0.6%)
MFI KMF,
15.50%, 2/28/11 (c)(d)	KZT	905,197	7,428

	Face Amount		Value
	(000)		(000)
Mexico (1.0%)
Corporate (1.0%)
MFI Finsol,
14.00%, 2/28/11 (c)(d)	MXN	161,685	$11,254
Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11 (c)(d)	PEN	8,672	2,725
Total Loans (Cost $40,569)			33,034

	Shares
Short-Term Investment (2.6%)
United States (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $29,645)(e)	29,645,043	29,645
Total Investments (100.0%) (Cost $1,402,236) +		1,157,047
Liabilities in Excess of Other Assets		(201,120)
Net Assets		$955,927

(a)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2009.

(b)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)           Security has been deemed illiquid at January 31, 2009.

(d)           At January 31, 2009, the Fund held approximately $33,034,000 of fair valued securities, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)           The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended January 31, 2009, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $85,000. For the period ended January 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $261,884,000 and $236,985,000, respectively.

+              At January 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,402,236,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $245,189,000 of which $10,596,000 related to appreciated securities and $255,785,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	216,900	$92,708	3/3/09	USD	93,855	$93,855	$1,147
BRL	216,900	93,492	2/3/09	USD	90,075	90,075	(3,417)
BRL	48,275	20,808	2/2/09	USD	20,934	20,934	126
BRL	32,310	13,927	2/3/09	USD	13,474	13,474	(453)
BRL	52,004	22,415	2/2/09	USD	22,571	22,571	156
COP	80,000,000	32,721	2/23/09	USD	35,398	35,398	2,677
COP	56,000,000	22,931	2/17/09	USD	24,839	24,839	1,908
USD	$94,716	94,716	2/3/09	BRL	$216,900	93,491	(1,225)
USD	14,253	14,253	2/3/09	BRL	32,310	13,927	(326)
USD	12,491	12,491	2/12/09	EUR	9,116	11,670	(821)
USD	5,844	5,844	2/12/09	MXN	79,565	5,528	(316)
USD	19,377	19,377	2/23/09	MXN	271,238	18,800	(577)
		$445,683				$444,562	$(1,121)

BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Sol
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$29,645	$—
Level 2 - Other Significant Observable Inputs	1,094,368	(1,121)
Level 3 - Significant Unobservable Inputs	33,034	—
Total	$1,157,047	$(1,121)

*Other financial instruments include forwards.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities (000)
Balance as of 10/31/2008	$34,807
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,773)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 1/31/2009	$33,034
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 1/31/2009	$(1,773)

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 19, 2009